Segmented Financial Information (Schedule of Property Plant and Equipment by Country) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 3,874	$ 4,095	$ 3,049
Canada [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	3,371	3,518
Belgium [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	329	401
Germany [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 174	$ 176